SHARE-BASED COMPENSATION (Details) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
SHARE-BASED COMPENSATION.
Stock Options, Shares, Outstanding at Beginning	4,444	6,084
Stock Options, Shares, Granted	0	0
Forfeited	0	(1,640)
Stock Option, Shares, Exercised	0	0
Stock Option, Shares, Expired	0	0
Stock Options, Shares, Outstanding at Ending	4,444	4,444
Stock Options, Weighted Average Exercise Price Per share, Outstanding at Beginning	$ 148.50	$ 180.36
Stock Options, Weighted Average Exercise Price Per share, Granted	0	0
Stock Options, Weighted Average Exercise Price Per share, Forfeited	0	266.40
Stock Options, Weighted Average Exercise Price Per share, Exercised	0	0
Stock Options, Weighted Average Exercise Price Per share, Expired	0	0
Stock Options, Weighted Average Exercise Price Per share, Outstanding at Ending	$ 148.50	$ 148.50